Share-based payments - Expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-based payments
Research and development expenses	€ 152	€ 189
Selling and distribution expenses	41	67
General and administrative expenses	1,330	1,978
Other operating expenses	55	37
Total	€ 1,578	€ 2,273